STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Stockholders' Equity Note [Abstract]
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The Company valued warrants using the Black-Scholes valuation model utilizing the following variables:

	May 31,	May 31,
	2020	2019
Volatility	-%	79.02 to 400.3%
Dividends	$-	$0
Risk-free interest rates	-%	2.68% to 2.77%
Term (years)	-	3

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
The following table summarizes the significant terms of warrants outstanding at February 28, 2021. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise prices	Number of warrants outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding warrants	Number of warrants exercisable	Weighted average exercise price of exercisable warrants
$0.49	33,465,110	0.75	$0.49	33,465,110	$0.49
0.50	2,736,500	0.98	0.50	2,736,500	0.50
0.60	17,500,000	0.75	0.60	17,500,000	0.60
0.75	412,500	0.01	0.75	412,500	0.75
1.10	296,035	0.82	1.10	296,035	1.10
	54,410,145	0.76	$0.53	54,410,145	$0.53

The following table summarizes the significant terms of warrants outstanding at May 31, 2020. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.49	33,465,110	1.50	$0.49	33,465,110	$0.49
0.50	2,736,500	1.73	0.50	2,736,500	0.50
0.60	17,500,000	1.50	0.60	17,500,000	0.60
0.75	837,500	0.72	0.75	837,500	0.75
1.10	296,035	1.56	1.10	296,035	1.10
	54,835,145	1.50	$0.53	54,835,145	$0.53

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Transactions involving warrants are summarized below. This table does not include the unit warrants.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2019	54,818,985	$0.53
Granted	16,160	$1.10
Exercised	-
Cancelled / Expired	-	$-

Warrants outstanding at May 31, 2020	54,838,145	$0.53
Granted	-	$-
Exercised	-	$-
Cancelled / Expired	(425,000)	$0.75
Warrants outstanding at February 28, 2021	54,410,145	$0.53

Transactions involving warrants are summarized as follows. This table does not include the special warrants or unit warrants. See Special Warrants and Unit Warrants sections below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2018	4,495,750	$0.61
Granted	50,738,235	$0.653
Exercised	(415,000)	$0.75
Cancelled / Expired	-	$-

Warrants outstanding at May 31, 2019	54,818,985	$0.53
Granted	16,160	$1.10
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at May 31, 2020	54,835,145	$0.53